UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Investments
May 31, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.80%
Aerospace & Defense - 4.13%
BAE Systems PLC (a)	414,790	$3,272,016
United Technologies Corp. (c)	74,200	8,694,014
		11,966,030
Air Freight & Logistics - 1.26%
CH Robinson Worldwide, Inc.	30,030	1,853,752
Expeditors International of Washington, Inc.	39,490	1,810,222
		3,663,974
Beverages - 4.47%
Coca-Cola Co. (b)(c)	316,370	12,958,515

Capital Markets - 1.63%
Aberdeen Asset Management PLC (a)	241,030	1,648,127
IGM Financial, Inc. (a)	38,070	1,288,796
T Rowe Price Group, Inc.	22,110	1,784,056
		4,720,979
Chemicals - 3.69%
Air Liquide SA (a)	32,212	4,144,424
Air Products & Chemicals, Inc.	18,520	2,717,995
Novozymes A/S (a)	36,770	1,767,028
PPG Industries, Inc.	8,970	2,053,143
		10,682,590
Commercial Services & Supplies - 1.05%
Aggreko PLC (a)	61,630	1,518,380
Babcock International Group PLC (a)	88,300	1,522,725
		3,041,105
Distributors - 0.65%
Genuine Parts Co.	20,820	1,883,585

Diversified Financial Services - 1.28%
Groupe Bruxelles Lambert SA (a)	17,300	1,438,122
McGraw-Hill Financial, Inc.	21,990	2,281,462
		3,719,584
Electric Utilities - 1.01%
SSE PLC (a)	115,400	2,938,747

Electrical Equipment - 1.31%
Emerson Electric Co.	62,860	3,791,087

Energy Equipment & Services - 0.45%
Amec Foster Wheeler PLC (a)	88,770	1,291,829

Food & Staples Retailing - 0.79%
Woolworths Ltd. (a)	107,070	2,283,213

Food Products - 5.83%
Nestle SA (a)(b)(c)	174,726	13,537,251
Unilever NV (a)	78,380	3,348,624
		16,885,875
Hotels, Restaurants & Leisure - 3.71%
McDonald's Corp. (c)	83,070	7,968,905
Oriental Land Co. Ltd. (a)	43,200	2,775,345
		10,744,250
Industrial Conglomerates - 3.95%
3M Co. (c)	43,960	6,993,157
CK Hutchison Holdings Ltd. (a)	286,300	4,464,015
		11,457,172
Insurance - 8.57%
Aflac, Inc. (c)	102,010	6,347,062
Chubb Corp.	39,840	3,884,400
Cincinnati Financial Corp.	36,630	1,852,746
Great-West Lifeco, Inc. (a)	67,200	1,946,941
Muenchener Rueckversicherungs AG (a)(c)	46,460	8,585,068
PartnerRe Ltd. (a)	16,800	2,208,024
		24,824,241
IT Services - 2.18%
Automatic Data Processing, Inc.	31,250	2,672,188
Computershare Ltd. (a)	151,820	1,489,733
Paychex, Inc.	43,690	2,158,723
		6,320,644
Machinery - 1.74%
Atlas Copco AB (a)	73,030	2,209,534
Dover Corp.	20,590	1,552,486
IMI PLC (a)	67,110	1,277,328
		5,039,348
Media - 2.75%
Pearson PLC (a)	133,620	2,674,086
Sky PLC (a)	121,500	1,960,881
WPP PLC (a)	141,680	3,347,355
		7,982,322
Multiline Retail - 0.64%
Next PLC (a)	16,140	1,856,395

Office Electronics - 1.05%
Canon, Inc. (a)	88,000	3,036,726

Oil, Gas & Consumable Fuels - 10.38%
Canadian Natural Resources Ltd. (a)	142,480	4,397,220
Chevron Corp. (b)(c)	111,770	11,512,310
Crescent Point Energy Corp. (a)	48,240	1,093,119
Exxon Mobil Corp. (b)(c)	136,530	11,632,356
Imperial Oil Ltd.	36,510	1,432,099
		30,067,104
Pharmaceuticals - 17.08%
Eli Lilly & Co. (c)	115,400	9,105,060
Johnson & Johnson (b)(c)	135,260	13,544,937

Roche Holdings AG (a)(c)	46,635	14,217,672
Sanofi (a)	128,280	12,633,045
		49,500,714
Professional Services - 0.49%
Intertek Group PLC (a)	36,740	1,407,112

Real Estate Management & Development - 1.24%
Cheung Kong Property Holdings Ltd. (a)	286,300	1,739,146
Daito Trust Constuction Co. Ltd. (a)	16,600	1,842,111
		3,581,257
Semiconductors & Semiconductor Equipment - 4.34%
Intel Corp. (c)	248,790	8,573,303
Linear Technology Corp.	38,960	1,864,236
Texas Instruments, Inc.	38,250	2,138,940
		12,576,479
Software - 3.23%
CA, Inc.	62,700	1,909,215
CDK Global, Inc.	10,350	551,552
Dassault Systemes (a)	28,360	2,212,929
SAP SE (a)	63,290	4,698,903
		9,372,599
Specialty Retail - 2.20%
Ross Stores, Inc.	26,340	2,546,288
Tiffany & Co.	18,140	1,700,262
TJX Companies, Inc.	33,270	2,141,923
		6,388,473
Textiles, Apparel & Luxury Goods - 0.63%
Burberry Group PLC (a)	69,900	1,815,216
FB
Tobacco - 3.05%
British American Tobacco PLC (a)	159,810	8,827,100

Trading Companies & Distributors - 0.58%
WW Grainger, Inc.	6,990	1,679,907

Wireless Telecommunication Services - 1.44%
KDDI Corp. (a)	185,870	4,184,062
TOTAL COMMON STOCKS (Cost $248,733,205)		280,488,234

REAL ESTATE INVESTMENT TRUSTS - 1.72%
HCP, Inc. (b)	69,270	2,682,134
Public Storage	11,920	2,306,997
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,572,620)		4,989,131

SHORT-TERM INVESTMENTS - 0.99%
STIT-Treasury Portfolio 0.020% (d)	2,858,868	2,858,868
TOTAL SHORT-TERM INVESTMENTS (Cost $2,858,868)		2,858,868

Total Investments (Cost $256,164,693) - 99.51%		288,336,233
Other Assets in Excess of Liabiliies - 0.49%		1,425,878
TOTAL NET ASSETS - 100.00%		$289,762,111

(a)	Foreign issued security denominated in U.S. dollars.
(b)	All or a portion of this security is pledged as collateral for options written.
(c)	All or a portion of this security may be subject to call options written.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2015.

Abbreviations:

AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited Liability Company
NV	Naamloze Vennootschap is the Dutch term for a public Limited Liability Company.
PLC	Public Limited Company
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SE	Generally designates a European public company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Options Written
May 31, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
3M Co.
Expiration: July, 2015, Exercise Price: $165.00	360	$38,880
Aflac, Inc.
Expiration: August, 2015, Exercise Price: $65.00	500	30,000
Sanofi
Expiration: June, 2015, Exercise Price: $105.44 (a)	700	29,215
Chevron Corp.
Expiration: June, 2015, Exercise Price: $115.00	540	2,160
Expiration: July, 2015, Exercise Price: $115.00	456	3,648
Coca-Cola Co.
Expiration: July, 2015, Exercise Price: $42.00	1,450	34,800
Expiration: August, 2015, Exercise Price: $43.00	1,000	31,000
Eli Lilly & Co.
Expiration: August, 2015, Exercise Price: $77.50	900	301,500
Exxon Mobil Corp.
Expiration: August, 2015, Exercise Price: $90.00	1,060	63,600
Intel Corp.
Expiration: June, 2015, Exercise Price: $34.00	1,170	106,470
Expiration: July, 2015, Exercise Price: $35.00	1,020	89,760
iShares MSCI EAFE ETF
Expiration: June, 2015, Exercise Price: $68.00	1,100	39,600
Expiration: June, 2015, Exercise Price: $69.00	880	12,320
Johnson & Johnson
Expiration: June, 2015, Exercise Price: $105.00	400	3,200
Expiration: July, 2015, Exercise Price: $105.00	690	27,600
McDonald's Corp.
Expiration: August, 2015, Exercise Price: $105.00	660	63,360
Muenchener Rueckversicherungs AG

Expiration: June, 2015, Exercise Price: $230.64 (a)	416	457
Nestle SA
Expiration: July, 2015, Exercise Price: $80.86 (a)	760	20,216
Expiration: July, 2015, Exercise Price: $82.99 (a)	720	6,128
Roche Holdings AG
Expiration: July, 2015, Exercise Price: $308.56 (a)	150	39,581
Expiration: August, 2015, Exercise Price: $319.20 (a)	200	49,061
United Technologies Corp.
Expiration: August, 2015, Exercise Price: $125.00	600	42,000
Total Options Written (Premiums received $1,206,295)		$1,034,556

(a) Foreign issued security denominated in U.S. dollars.

AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund
Schedule of Open Futures Contracts
May 31, 2015 (Unaudited)

	Number			Unrealized
	of Contracts	Notional	Settlement	Appreciation/
Description	Purchased	Value	Month	(Depreciation)
E-mini MSCI EAFE	14	1,330,000	June - 15	569
E-mini S&P 500	14	1,474,200	June - 15	4,638
Total Futures Contracts Purchased		$2,804,200		$5,207

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*

Cost of investments	$256,164,693
Gross unrealized appreciation on investments	41,910,619
Gross unrealized appreciation on written options	515,389
Gross unrealized appreciation on futures	5,207
Gross unrealized depreciation on investments	(9,739,079)
Gross unrealized depreciation on written options	(343,650)
Net unrealized appreciation	$32,348,486

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is generally valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Exchange traded options, including options written, are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Foreign options, including options written, are valued at the mean of the available bid and ask price or the last price if a mean is not available. If reliable market quotations are not readily available foreign options shall be valued at a price, supplied by a pricing service (“Pricing Service”) approved by the Trust’s Board of Trustees (the “Board of Trustees”), which is in the opinion of such Pricing Service representative of the market value of such securities or assets as of the time of determination of the Fund's net asset value ("NAV"), it being the opinion of the Board of Trustees that the valuations supplied by such Pricing Service accurately reflect the fair value of such securities or assets and will generally be classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at prices supplied by a Pricing Service which take into account such events. In such cases, uses of these evaluated prices can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities will generally be classified as Level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the NAV of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the specific identification method for the best tax relief order. Dividend income, less net foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Witholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

Summary of Fair Value Exposure at May 31, 2015 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stock1	$154,523,986	$125,964,248	$-	$280,488,234
Real Estate Investment Trusts	4,989,131	-	-	4,989,131
Short-Term Investments	2,858,868	-	-	2,858,868
Total Assets	$162,371,985	$125,964,248	$-	$288,336,233
Liabilities:
Options Written	$1,034,556	$-	$-	$1,034,556
Total Liabilities	$1,034,556	$-	$-	$1,034,556

Other Financial Instruments*	$5,207	$-	$-	$5,207

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are presented at the unrealized appreciation (depreciation) on the instruments.
1 See the Schedule of Investments for industry classifications.

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2015.
The Fund measures all Level activity as of the beginning and end of the fiscal period.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2015 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Equity Contracts - Options	Investments, at value	$-	Options written, at value	$1,034,556
Equity Contracts - Futures	Net Assets –Unrealized Appreciation*	5,207	Net Assets - Unrealized Depreciation*	-
Total		$5,207		$1,034,556

* Reflects net unrealized appreciation of futures contracts as reported in the Schedule of Open Futures Contracts

The effect of derivative instruments on income for the period March 1, 2015 through May 31, 2015 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for as hedging instruments	Options	Futures	Total
Equity Contracts	$(1,706,939)	$51,324	$(1,655,615)
Total	$(1,706,939)	$51,324	$(1,655,615)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Options	Futures	Total
Equity Contracts	$1,024,456	$(26,814)	$997,642
Total	$1,024,456	$(26,814)	$997,642

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel, President

Date July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date July 16, 2015

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date July 16, 2015

* Print the name and title of each signing officer under his or her signature.